Selling and Marketing Expenses (Tables)	3 Months Ended
Mar. 31, 2023
Disclosure Of General And Administrative Expense Text Block Abstract
Schedule of Selling and Marketing Expenses	SELLING AND MARKETING EXPENSES
(in thousands)	March 31, 2023	March 31, 2022

Salaries and related expenses	$705	$618
Advertising and marketing	249	398
Travel and conferences	49	29
Total	$1,003	$1,045